United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: March 31, 2011

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       May 10, 2011
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____75_______

Form 13F Information Table Value Total: $___68,951____
                                          (thousands)


COLUMN 1			COLUMN 2	COLUMN 3

NAME OF ISSUER			TITLE OF CLASS	CUSIP
3M Company			COMMON STOCK	88579Y101
Abbott Labs			COMMON STOCK	002824100
Allergan			COMMON STOCK	018490102
Allstate			COMMON STOCK	020002101
American Express		COMMON STOCK	025816109
AT&T				COMMON STOCK	00206R102
Automatic Data Processing	COMMON STOCK	053015103
Baxter International		COMMON STOCK	071813109
Berkshire Hathaway		COMMON STOCK	084670108
Berkshire Hathaway B (New)	COMMON STOCK	084670702
Biotechnology Index Fund	ETFs		464287556
Bristol Myers Squibb		COMMON STOCK	110122108
Castle Brands			COMMON STOCK	148435100
Chevron Texaco			COMMON STOCK	166764100
Clean Energy Fuels		COMMON STOCK	184499101
Coca Cola			COMMON STOCK	191216100
Colgate-Palmolive Co		COMMON STOCK	194162103
ConocoPhilips			COMMON STOCK	20825C104
Corporate Office Properties Tr	COMMON STOCK	22002T108
CVS				COMMON STOCK	126650100
Danaher				COMMON STOCK	235851102
Deere				COMMON STOCK	244199105
Devon Energy			COMMON STOCK	25179M103
Disney, Walt			COMMON STOCK	254687106
Dominion Resources		COMMON STOCK	25746U109
Duke Energy			COMMON STOCK	26441C105
EMC				COMMON STOCK	268648102
Emerson Electric		COMMON STOCK	291011104
Exelon				COMMON STOCK	30161N101
Exxon Mobil			COMMON STOCK	30231G102
General Dynamics		COMMON STOCK	369550108
General Electric		COMMON STOCK	369604103
Google				COMMON STOCK	38259P508
Honeywell			COMMON STOCK	438516106
Intel				COMMON STOCK	458140100
International Business Machine	COMMON STOCK	459200101
iShares Barclays 1-3 Year Trea	ETFs		464287457
iShares Barclays TIP Bond Fund	ETFs		464287176
iShares High Yield Corporate B	ETFs		464288513
iShares JPM Emerging Markets B	ETFs		464288281
iShares MSCI EAFE Index fund	ETFs		464287465
iShares MSCI Emerging Markets 	ETFs		464287234
iShares S&P 500 Index		ETFs		464287200
iShares Trust Dow Jones US Tec	ETFs		464287721
Johnson & Johnson		COMMON STOCK	478160104
JP Morgan Chase			COMMON STOCK	46625H100
Kimberly-Clark			COMMON STOCK	494368103
Marathon Oil			COMMON STOCK	565849106
Mastercard			COMMON STOCK	57636Q104
McCormick & Co.			COMMON STOCK	579780206
Microsoft			COMMON STOCK	594918104
Nike				COMMON STOCK	654106103
Nucor				COMMON STOCK	670346105
Occidental Petroleum 		COMMON STOCK	674599105
Omnicom Group			COMMON STOCK	681919106
Oracle				COMMON STOCK	68389X105
Pepco Holdings			COMMON STOCK	713291102
Pepsico				COMMON STOCK	713448108
Philip Morris Intl Inc		COMMON STOCK	718172109
Powershares Preferred 		ETFs		73936T565
Procter & Gamble		COMMON STOCK	742718109
S&P 400 Midcap Index Trust	ETFs		78467Y107
S&P Technology Sector SPDR	ETFs		81369Y803
Sandy Spring Bancorp		COMMON STOCK	800363103
Saul Centers			COMMON STOCK	804395101
Schlumberger			COMMON STOCK	806857108
SPDR Barclays Capital Covertib	ETFs		78464A359
SPDR KBW Regional Banking Inde	ETFs		78464A698
SunTrust Banks			COMMON STOCK	867914103
Time Warner Inc Com NEW		COMMON STOCK	887317303
Travelers Group			COMMON STOCK	89417E109
United Technologies		COMMON STOCK	913017109
Unitedhealth Group 		COMMON STOCK	91324P102
Verizon Communications		COMMON STOCK	92343V104
Wal Mart Stores			COMMON STOCK	931142103


COLUMN 1			COLUMN 4   COLUMN 5     COLUMN 6
				VALUE		        INVESTMENT
NAME OF ISSUER	 		(X$1000)   SHARES       DISCRETION
3M Company	 		1,384 	   14,800 	SOLE
Abbott Labs	 		978 	   19,940 	SOLE
Allergan	 		579 	   8,150 	SOLE
Allstate	 		652 	   20,520 	SOLE
American Express	 	703 	   15,550 	SOLE
AT&T	 			753 	   24,612 	SOLE
Automatic Data Processing	831 	   16,193 	SOLE
Baxter International	 	1,074 	   19,975 	SOLE
Berkshire Hathaway	 	1,754 	   14 		SOLE
Berkshire Hathaway B (New)	33 	   400 		SOLE
Biotechnology Index Fund	1,050 	   10,480 	SOLE
Bristol Myers Squibb	 	940 	   35,550 	SOLE
Castle Brands	 		4 	   11,700 	SOLE
Chevron Texaco	 		1,973 	   18,359 	SOLE
Clean Energy Fuels	 	183 	   11,200 	SOLE
Coca Cola	 		838 	   12,637 	SOLE
Colgate-Palmolive Co	 	438 	   5,425 	SOLE
ConocoPhilips	 		1,871 	   23,430 	SOLE
Corporate Office Properties Tr	775 	   21,450 	SOLE
CVS	 			294 	   8,575 	SOLE
Danaher	 			223 	   4,300 	SOLE
Deere	 			867 	   8,950 	SOLE
Devon Energy	 		913 	   9,950 	SOLE
Disney, Walt	 		1,200 	   27,839 	SOLE
Dominion Resources	 	677 	   15,150 	SOLE
Duke Energy	 		222 	   12,238 	SOLE
EMC	 			916 	   34,500 	SOLE
Emerson Electric	 	961 	   16,440 	SOLE
Exelon	 			481 	   11,670 	SOLE
Exxon Mobil	 		1,180 	   14,026 	SOLE
General Dynamics	 	723 	   9,450 	SOLE
General Electric	 	718 	   35,822 	SOLE
Google	 			788 	   1,345 	SOLE
Honeywell	 		850 	   14,230 	SOLE
Intel	 			1,066 	   52,850 	SOLE
International Business Machine	1,723 	   10,565 	SOLE
iShares Barclays 1-3 Year Trea	1,198 	   14,310 	SOLE
iShares Barclays TIP Bond Fund	3,931 	   36,010 	SOLE
iShares High Yield Corporate B	1,275 	   13,860 	SOLE
iShares JPM Emerging Markets B	1,693 	   15,880 	SOLE
iShares MSCI EAFE Index fund	383 	   6,370 	SOLE
iShares MSCI Emerging Markets 	1,401 	   28,780 	SOLE
iShares S&P 500 Index	 	358 	   2,690 	SOLE
iShares Trust Dow Jones US Tec	1,566 	   23,535 	SOLE
Johnson & Johnson	 	1,331 	   22,465 	SOLE
JP Morgan Chase	 		1,264 	   27,419 	SOLE
Kimberly-Clark	 		330 	   5,050 	SOLE
Marathon Oil	 		501 	   9,390 	SOLE
Mastercard	 		597 	   2,370 	SOLE
McCormick & Co.	 		1,086 	   22,700 	SOLE
Microsoft	 		1,276 	   50,320 	SOLE
Nike	 			554 	   7,320 	SOLE
Nucor	 			1,091 	   23,700 	SOLE
Occidental Petroleum 	 	355 	   3,400 	SOLE
Omnicom Group	 		341 	   6,942 	SOLE
Oracle	 			666 	   19,950 	SOLE
Pepco Holdings	 		317 	   17,000 	SOLE
Pepsico	 			830 	   12,890 	SOLE
Philip Morris Intl Inc	 	302 	   4,607 	SOLE
Powershares Preferred 	 	524 	   36,500 	SOLE
Procter & Gamble	 	1,230 	   19,970 	SOLE
S&P 400 Midcap Index Trust	314 	   1,750 	SOLE
S&P Technology Sector SPDR	405 	   15,550 	SOLE
Sandy Spring Bancorp	 	212 	   11,481 	SOLE
Saul Centers	 		312 	   7,000 	SOLE
Schlumberger	 		1,052 	   11,280 	SOLE
SPDR Barclays Capital Covertib	1,654 	   39,250 	SOLE
SPDR KBW Regional Banking Inde	278 	   10,450 	SOLE
SunTrust Banks	 		2,415 	   83,723 	SOLE
Time Warner Inc Com NEW	 	250 	   7,000 	SOLE
Travelers Group	 		886 	   14,902 	SOLE
United Technologies	 	1,583 	   18,700 	SOLE
Unitedhealth Group 	 	2,086 	   46,154 	SOLE
Verizon Communications	 	1,760 	   45,662 	SOLE
Wal Mart Stores	 		729 	   14,000 	SOLE

COLUMN 1			COLUMN 7       COLUMN 8
				OTHER	   VOTING AUTHORITY
NAME OF ISSUER			MANAGERS SOLE 	 SHARED  NONE
3M Company			NONE	 14,300  -   	 500
Abbott Labs			NONE	 19,640  -   	 300
Allergan			NONE	 7,700 	 -   	 450
Allstate			NONE	 19,970  -   	 550
American Express		NONE	 14,600  -   	 950
AT&T				NONE	 24,112  -   	 500
Automatic Data Processing	NONE	 15,593  -   	 600
Baxter International		NONE	 19,775  -   	 200
Berkshire Hathaway		NONE	 1 	 -   	 13
Berkshire Hathaway B (New)	NONE	 400 	 -   	 -
Biotechnology Index Fund	NONE	 10,130  -   	 350
Bristol Myers Squibb		NONE	 34,700  -   	 850
Castle Brands			NONE	 -   	 -   	 11,700
Chevron Texaco			NONE	 16,950  -   	 1,409
Clean Energy Fuels		NONE	 -   	 -   	 11,200
Coca Cola			NONE	 12,237  -   	 400
Colgate-Palmolive Co		NONE	 5,425 	 -   	 -
ConocoPhilips			NONE	 22,580  -   	 850
Corporate Office Properties Tr	NONE	 20,550  -   	 900
CVS				NONE	 8,225 	 -   	 350
Danaher				NONE	 2,300 	 -   	 2,000
Deere				NONE	 7,700 	 -   	 1,250
Devon Energy			NONE	 9,650 	 -   	 300
Disney, Walt			NONE	 26,989  -   	 850
Dominion Resources		NONE	 15,150  -   	 -
Duke Energy			NONE	 10,514  -   	 1,724
EMC				NONE	 32,750  -   	 1,750
Emerson Electric		NONE	 15,840  -   	 600
Exelon				NONE	 10,870  -   	 800
Exxon Mobil			NONE	 12,426  -   	 1,600
General Dynamics		NONE	 9,250 	 -   	 200
General Electric		NONE	 23,422  -   	 12,400
Google				NONE	 1,065 	 -   	 280
Honeywell			NONE	 13,930  -   	 300
Intel				NONE	 50,750  -   	 2,100
International Business Machine	NONE	 9,895 	 -   	 670
iShares Barclays 1-3 Year Trea	NONE	 14,310  -   	 -
iShares Barclays TIP Bond Fund	NONE	 35,510  -   	 500
iShares High Yield Corporate B	NONE	 13,460  -   	 400
iShares JPM Emerging Markets B	NONE	 15,680  -   	 200
iShares MSCI EAFE Index fund	NONE	 6,170 	 -   	 200
iShares MSCI Emerging Markets 	NONE	 28,280  -   	 500
iShares S&P 500 Index		NONE	 2,690 	 -   	 -
iShares Trust Dow Jones US Tec	NONE	 23,535  -   	 -
Johnson & Johnson		NONE	 20,665  -   	 1,800
JP Morgan Chase			NONE	 26,669  -   	 750
Kimberly-Clark			NONE	 4,850 	 -   	 200
Marathon Oil			NONE	 8,390 	 -   	 1,000
Mastercard			NONE	 2,270 	 -   	 100
McCormick & Co.			NONE	 22,200  -   	 500
Microsoft			NONE	 47,570  -   	 2,750
Nike				NONE	 7,070 	 -   	 250
Nucor				NONE	 23,000  -   	 700
Occidental Petroleum 		NONE	 3,400 	 -   	 -
Omnicom Group			NONE	 6,942 	 -   	 -
Oracle				NONE	 19,650  -   	 300
Pepco Holdings			NONE	 16,300  -   	 700
Pepsico				NONE	 12,690  -   	 200
Philip Morris Intl Inc		NONE	 4,457 	 -   	 150
Powershares Preferred 		NONE	 36,500  -   	 -
Procter & Gamble		NONE	 19,070  -   	 900
S&P 400 Midcap Index Trust	NONE	 1,750 	 -   	 -
S&P Technology Sector SPDR	NONE	 14,050  -   	 1,500
Sandy Spring Bancorp		NONE	 11,481  -   	 -
Saul Centers			NONE	 7,000 	 -   	 -
Schlumberger			NONE	 9,530 	 -   	 1,750
SPDR Barclays Capital Covertib	NONE	 38,850  -   	 400
SPDR KBW Regional Banking Inde	NONE	 9,850 	 -   	 600
SunTrust Banks			NONE	 83,723  -   	 -
Time Warner Inc Com NEW		NONE	 7,000 	 -   	 -
Travelers Group			NONE	 14,552  -   	 350
United Technologies		NONE	 18,100  -   	 600
Unitedhealth Group 		NONE	 46,154  -   	 -
Verizon Communications		NONE	 43,562  -   	 2,100
Wal Mart Stores			NONE	 13,700  -   	 300